Income Taxes (Details 1) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Income Tax Disclosure [Abstract]
Tax benefit at statutory rate	$ (1,764,624)	$ (1,710,626)
Net operating loss carryforwards (NOLs)	1,361,542	1,483,725
Stock-based compensation expense	492,000	298,819
Foreign investment losses	127,388	140,000
Amortization and depreciation expense	52,130	(40,100)
Accrued consulting expense	(138,000)
Unrealized exchange gain	(97,373)
Accrued payroll	(35,400)	(6,500)
Accrued R&D expense		(168,000)
Others	5,588	6,805
Tax expense at effective tax rate	$ 3,251	$ 4,123